Basis of Presentation and Accounting Policies (Impacts of IFRS 15, Revenue from Contracts with Customers - Condensed consolidated Statements of Income) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018
Disclosure of initial application of standards or interpretations [abstract]
Revenue	$ 1,316	$ 1,329	$ 2,671	$ 2,574
Operating, general and administrative expenses	(767)	(846)	(1,577)	(1,611)
Other revenue (expense)	(4)	1	(5)	5
Net income from continuing operations	$ 155	(175)	$ 341	(58)
IFRS 15 - Revenue from Contracts with Customers [member]
Disclosure of initial application of standards or interpretations [abstract]
Revenue		1,329		2,574
Operating, general and administrative expenses		(846)		(1,611)
Other revenue (expense)		1		5
Income tax expense		(59)		17
Net income from continuing operations		(173)		(59)
As reported [member]
Disclosure of initial application of standards or interpretations [abstract]
Revenue		1,355		2,604
Operating, general and administrative expenses		(854)		(1,622)
Other revenue (expense)		(2)		2
Net income from continuing operations		(164)		(44)
As reported [member] | IFRS 15 - Revenue from Contracts with Customers [member]
Disclosure of initial application of standards or interpretations [abstract]
Revenue		1,355		2,604
Operating, general and administrative expenses		(854)		(1,622)
Other revenue (expense)		(2)		2
Income tax expense		(53)		24
Net income from continuing operations		(164)		(50)
The effect of transition to IFRS 15 and adoption of our new accounting policy [member]
Disclosure of initial application of standards or interpretations [abstract]
Revenue		1,329		2,574
Operating, general and administrative expenses		(846)		(1,611)
Other revenue (expense)		1		5
Net income from continuing operations		(175)		(58)
The effect of transition to IFRS 15 and adoption of our new accounting policy [member] | IFRS 15 - Revenue from Contracts with Customers [member]
Disclosure of initial application of standards or interpretations [abstract]
Revenue		(26)
Effect of transition [Member] | IFRS 15 - Revenue from Contracts with Customers [member]
Disclosure of initial application of standards or interpretations [abstract]
Revenue		(26)		(30)
Operating, general and administrative expenses		8		11
Other revenue (expense)		3		3
Income tax expense		(6)		(7)
Net income from continuing operations		$ (9)		$ (9)